SEGMENTS - Schedule of Revenue and Long-Lived Assets, by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 9,228,853	$ 6,454,402	$ 4,345,939
Total long-lived assets	1,343,307	1,430,850
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	4,402,474	2,313,358	1,072,472
Total long-lived assets	382,883	395,437
Costa Rica
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	261,793	296,987
Vessels and containers on-the-water or in-transit
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	207,621	234,959
Honduras
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	108,993	117,419
Chile
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	94,150	88,482
Ecuador
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	85,200	88,011
U.K.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	782,497	796,474	687,760
Total long-lived assets	35,256	36,995
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	30,913	32,636
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	574,682	613,911	549,447
Total long-lived assets	28,189	30,793
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	24,266	26,578
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	615,417	637,123	592,306
Total long-lived assets	24,089	24,993
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	394,981	416,410	404,482
Total long-lived assets	23,174	23,523
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	2,458,802	1,677,126	$ 1,039,472
Total long-lived assets	$ 36,780	$ 34,037